Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Statement Line Items [Line Items]
Directly issued capital instruments	$ 326,040	$ 215,610	$ 228,471
Contributed surplus	2,540	2,485	2,789
Retained earnings	200,409	181,238	177,584
Accumulated other comprehensive income (loss)	(847)	(130)	141
Regulatory capital		481,176
Total risk-weighted assets		$ 3,323,595
Capital ratio		14.48%
Total assets	5,477,489	$ 4,838,484	$ 4,516,436
Tier 1 capital	(20,930)	(25,700)
Replacement cost associated with all derivative transactions	0	0
Add-on amounts for PFE associated with all derivative transactions	2,617	0
Total derivative exposures	2,617	249,345
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	617,079
Total risk-weighted assets	$ 3,740,088
Capital ratio	16.50%
Basel III [member]
Statement Line Items [Line Items]
Total assets	$ 5,477,489	4,838,484
Total on-balance sheet exposures	5,456,559	4,812,784
Total off-balance sheet exposure at gross notional amount	638,813	701,104
Adjustments for conversion to credit equivalent amount	399,282	451,759
Total off-balance sheet exposures	239,531	249,345
Total exposures	$ 5,698,707	$ 5,062,129
Leverage ratio	8.90%	7.38%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 215,610
Contributed surplus		2,485
Retained earnings		181,238
Accumulated other comprehensive income (loss)		(130)
Regulatory capital before adjustments		399,203
Adjustments to capital		(25,700)
Regulatory capital		$ 373,503
Capital ratio		11.24%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 326,040
Contributed surplus	2,540
Retained earnings	200,409
Accumulated other comprehensive income (loss)	(847)
Regulatory capital before adjustments	528,142
Adjustments to capital	(20,930)
Regulatory capital	$ 507,212
Capital ratio	13.56%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 0
Regulatory capital	$ 507,212	$ 373,503
Capital ratio		11.24%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	0
Regulatory capital	$ 507,212
Capital ratio	13.56%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 103,830	$ 104,370
Regulatory capital before adjustments		104,370
Adjustments to capital		3,303
Regulatory capital		$ 107,673
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	103,830
Adjustments to capital	6,037
Regulatory capital	$ 109,867